Convertible Debentures, Notes and Other Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Debentures

As of March 31, 2021, special purchase agreements (SPAs) with convertible debentures and notes, net of debt discount and including accrued interest, if any, consist of the following amounts:

March 31, 2021
Convertible debentures
10% Convertible note payable, due April 23, 2022 – Related Party	18,323
10% Convertible note payable, due April 23, 2022 – Bridge Investor	87,906
10% Convertible note payable, due August 6, 2022 – Bridge Investor	173,364
279,593
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	165,130
5% Convertible note payable – Related Party	266,858
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	266,378
5% Convertible note payable – CEO, CTO & CFO	87,282
5% Convertible note payable – Bridge Investors	178,822
964,470
Other Debt
Short term debt from CEO	20,000
Other short term debt	120,000
140,000
Total of debentures, notes and other debt	$1,384,063

As of December 31, 2020, convertible debentures and notes, net of debt discount, consist of the following amounts:

December 31, 2020
Convertible debentures
10% Convertible note payable, due June 12, 2022 – Peak One	$-
10% Convertible note payable, due April 23, 2022 - TFK	39,065
10% Convertible note payable, due April 23, 2022 – Related Party	14,256
10% Convertible note payable, due April 23, 2022 – Bridge Investor	69,848
10% Convertible note payable, due August 6, 2022 – Bridge Investor	168,421
291,590
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	213,046
5% Convertible note payable – Related Party	263,733
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	263,253
5% Convertible note payable – CEO, CTO & CFO	86,257
5% Convertible note payable – Bridge Investors	176,722
1,003,011
Other Debt
Short term debt from CFO	25,000
Short term debt from CEO	20,000
Other short term debt – Bridge Investor	50,000
95,000
Total of debentures, notes and other debt	$1,389,601

As of December 31, 2020, SPAs with convertible debentures and notes, net of debt discount and including accrued interest, if any, consist of the following amounts:

December 31, 2020
Convertible debentures
10% Convertible note payable, due June 12, 2022 – Peak One	$-
10% Convertible note payable, due April 23, 2022 - TFK	39,065
10% Convertible note payable, due April 23, 2022 – Related Party	14,256
10% Convertible note payable, due April 23, 2022 – Bridge Investor	69,848
10% Convertible note payable, due August 6, 2022 – Bridge Investor	168,421
291,590
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	213,046
5% Convertible note payable – Related Party	263,733
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	263,253
5% Convertible note payable – CEO, CTO & CFO	86,257
5% Convertible note payable – Bridge Investors	176,722
1,003,011
Other Debt
Short term debt from CFO	25,000
Short term debt from CEO	20,000
Other short term debt – Bridge Investor	50,000
95,000
Total of debentures, notes and other debt	$1,389,601

As of December 31, 2019, convertible debentures and notes, net of debt discount, consist of the following amounts:

December 31, 2019

10% Convertible note payable, due April 23, 2022 – Peak One	$115,623
10% Convertible note payable, due June 12, 2022 – Peak One	(81,735)
10% Convertible note payable, due April 23, 2022 - TFK	115,623
10% Convertible note payable, due April 23, 2022 – Related Party	(12,663)
10% Convertible note payable, due April 23, 2022 – Bridge Investor	(2,748)
10% Convertible note payable, due August 6, 2022 – Bridge Investor	26,824
160,924

Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	187,785
5% Convertible note payable – Related Party	187,785
5% Convertible note payable – Sanjay Jha (Through his family trust)	187,785
5% Convertible note payable – CEO, CTO & CFO	77,620
5% Convertible note payable – Bridge Investors	159,025
800,000
Total of notes and other debt	$960,924